Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

April 30, 2021

AFEL-QTLY-0621
1.800325.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Preferred Securities - 0.0%
	Shares	Value
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0% (a)(b)(c)
(Cost $50,000)	50,000	50,000

Common Stocks - 97.4%
Electrical Equipment - 0.4%
Electrical Components & Equipment - 0.4%
Array Technologies, Inc.	94,900	2,672,384
Electronic Equipment & Components - 1.8%
Electronic Manufacturing Services - 1.8%
Flex Ltd. (d)	175,827	3,059,390
Jabil, Inc.	155,876	8,171,020
		11,230,410
Semiconductors & Semiconductor Equipment - 92.2%
Semiconductor Equipment - 15.3%
Advanced Energy Industries, Inc.	39,864	4,397,398
Applied Materials, Inc.	118,600	15,739,406
Enphase Energy, Inc. (d)	11,800	1,643,150
KLA Corp.	28,800	9,082,080
Lam Research Corp.	62,646	38,868,711
Nova Measuring Instruments Ltd. (d)	87,700	8,276,249
Teradyne, Inc.	133,400	16,685,672
		94,692,666
Semiconductors - 76.9%
Advanced Micro Devices, Inc. (d)	190,300	15,532,286
Alpha & Omega Semiconductor Ltd. (d)	63,000	1,959,300
Analog Devices, Inc.	41,870	6,412,809
ASE Technology Holding Co. Ltd. ADR	119,500	993,045
Broadcom, Inc.	50,925	23,231,985
Cirrus Logic, Inc. (d)	116,528	8,670,848
Diodes, Inc. (d)	84,800	6,513,488
Intel Corp.	456,864	26,283,386
MACOM Technology Solutions Holdings, Inc. (d)	99,000	5,604,390
Marvell Technology, Inc.	873,633	39,496,948
MaxLinear, Inc. Class A (d)	70,349	2,531,861
Microchip Technology, Inc.	194,801	29,276,642
Micron Technology, Inc. (d)	499,712	43,010,212
Monolithic Power Systems, Inc.	15,100	5,456,838
NVIDIA Corp.	202,823	121,770,872
NXP Semiconductors NV	226,612	43,625,076
ON Semiconductor Corp. (d)	692,906	27,023,334
Qualcomm, Inc.	202,126	28,055,089
Silicon Motion Tech Corp. sponsored ADR	48,800	3,504,816
Skyworks Solutions, Inc.	3,950	716,254
SMART Global Holdings, Inc. (d)	43,400	2,002,910
Synaptics, Inc. (d)	22,300	3,119,101
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	51,900	6,058,806
Texas Instruments, Inc.	94,900	17,130,399
Xilinx, Inc.	57,550	7,364,098
		475,344,793

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		570,037,459

Software - 2.2%
Application Software - 2.2%
Cadence Design Systems, Inc. (d)	102,200	13,466,894
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co. Ltd.	64,340	4,689,085
TOTAL COMMON STOCKS
(Cost $362,456,923)		602,096,232

Convertible Preferred Stocks - 0.1%
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	18,335	440,040
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. Series C1 (b)(c)	900	53,509
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $493,549)		493,549
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (Cost $310,000)	310,000	412,114
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.04% (e)
(Cost $15,214,511)	15,211,469	15,214,511
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $378,524,983)		618,266,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(302,853)
NET ASSETS - 100%		$617,963,553

Legend

 (a) Security is perpetual in nature with no stated maturity date.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $543,549 or 0.1% of net assets.

 (c) Level 3 security

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Diamond Foundry, Inc. Series C	3/15/21	$440,040
Tenstorrent, Inc. Series C1	4/23/21	$53,509
Tenstorrent, Inc. 0%	4/23/21	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,931
Fidelity Securities Lending Cash Central Fund	2,004
Total	$7,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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